W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

November 4, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ActiveShares ETF Trust (File Nos. 333-and 811-23487)

Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of ActiveShares ETF Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, the Trust’s registration statement on Form N-1A, together with certain exhibits thereto.

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001